Subsequent events (FY) (Details) - USD ($) $ in Thousands				3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 27, 2023	Jan. 05, 2023	Aug. 05, 2022	Mar. 31, 2023	Mar. 31, 2022	Apr. 18, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2023	Feb. 13, 2023	Oct. 26, 2022	Jun. 16, 2022
Subsequent Event [Line Items]
Issuance of stock				$ 15,683
Exercise of stock options (in shares)				672,583			1,380,609	105,203
Proceeds from issuance of common stock upon exercise of stock options				$ 546	$ 7		$ 1,077	$ 85	$ 5
ELOC, right to sell common stock											$ 35,000	$ 150,000	$ 150,000
ELOC
Subsequent Event [Line Items]
Issuance of stock (in shares)			127,180
Issuance of stock							$ 7,596
RSUs
Subsequent Event [Line Items]
Awards granted (in shares)	3,349,520	143,000		3,492,520	0		8,278,317
Subsequent Event
Subsequent Event [Line Items]
Exercise of stock options (in shares)						598,368
Proceeds from issuance of common stock upon exercise of stock options						$ 600
ELOC, right to sell common stock											$ 35,000
Subsequent Event | Term Loan | Line of Credit
Subsequent Event [Line Items]
Aggregate principal amount										$ 50,000
Subsequent Event | Term Loan | Line of Credit | Debt Instrument, Tranche One
Subsequent Event [Line Items]
Aggregate principal amount										15,000
Subsequent Event | Term Loan | Line of Credit | Debt Instrument, Tranche Two
Subsequent Event [Line Items]
Aggregate principal amount										15,000
Subsequent Event | Term Loan | Line of Credit | Debt Instrument, Tranche Three
Subsequent Event [Line Items]
Aggregate principal amount										$ 20,000
Subsequent Event | ELOC
Subsequent Event [Line Items]
Issuance of stock (in shares)						13,239,654
Issuance of stock						$ 15,700
Subsequent Event | RSUs | Employees
Subsequent Event [Line Items]
Awards granted (in shares)	3,349,520	143,000